Lease liability (Details 1) $ in Millions	Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Nominal Future Payments	$ 65,850
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	5,708
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	9,241
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	7,637
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	5,441
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	4,109
Later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	$ 33,715